OTHER LIABILITIES (Details 2) $ in Thousands	Dec. 31, 2019 CAD ($)
DisclosureOfDebtObligationsLineItems [Line Items]
Next 12 months	$ 470
One to five years	606
More than five years	93
Total obligation - end of period - undiscounted	1,169
Present value discount adjustment	(167)
Total obligation - end of period - discounted	1,002
Lease liabilities
DisclosureOfDebtObligationsLineItems [Line Items]
Next 12 months	235
One to five years	571
More than five years	93
Total obligation - end of period - undiscounted	899
Present value discount adjustment	(160)
Total obligation - end of period - discounted	739
Loan liabilities
DisclosureOfDebtObligationsLineItems [Line Items]
Next 12 months	235
One to five years	35
More than five years	0
Total obligation - end of period - undiscounted	270
Present value discount adjustment	(7)
Total obligation - end of period - discounted	$ 263